Share Based Compensation - Schedule of Grant-date Fair Value (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	May 31, 2026
Schedule of Grant-date Fair Value [Line Items]
Expected volatility	181.40%	137.00%
Risk-free interest rate $	4.14%	3.68%
Expected dividend yield	0.00%	0.00%
Share options [member]
Schedule of Grant-date Fair Value [Line Items]
Grant-date share price $ (in Dollars per share)			$ 5.77
Initial Share Value (60-day trailing VWAP at May 1, 2026) $ (in Dollars per share)			$ 9.81
Expected volatility			160.50%
Risk-free interest rate $			4.18%
Expected dividend yield			0.00%
Contractual term			5 years
Settlement value per tranche $ (in Dollars)			$ 1,600
First hurdle			150% of Initial Share Value
Incremental hurdle per subsequent tranche			50% of Initial Share Value